UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 197	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Unified Series Trust
(Exact Name of Registrant as Specified In Charter)
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (317) 917-7000
Brian L. Blomquist
President
2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46208
(Name and Address of Agent for Service)
Copies to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295
It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 197 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on September 12, 2011.

UNIFIED SERIES TRUST
By:	/s/ Brian L. Blomquist****
Brian L. Blomquist, President

Attest:
By: /s/ Robert W. Silva***** Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date
/s/ Brian L. Blomquist**** Brian L. Blomquist	President	September 12, 2011
/s/ Robert W. Silva***** Christopher E. Kashmerick	Treasurer and CFO	September 12, 2011
/s/ Daniel Condon* Daniel Condon	Trustee	September 12, 2011
/s/ Gary E. Hippenstiel* Gary E. Hippenstiel	Trustee	September 12, 2011
/s/ Stephen Little* Stephen Little	Trustee	September 12, 2011
/s/ Ronald Tritschler* Ronald Tritschler	Trustee	September 12, 2011
/s/ Nancy V. Kelly** Nancy V. Kelly	Trustee	September 12, 2011
/s/ Kenneth Grant*** Kenneth Grant	Trustee	September 12, 2011

*/**/***/****/*****	/s/ Carol Highsmith
Carol Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.

***	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

****	Signed pursuant to a Power of Attorney dated March 18, 2011 and filed with Registrant’s registration statement on Form N-1A on March 29, 2011 and incorporated herein by reference.

*****	Signed pursuant to a Power of Attorney dated June 24, 2011 and filed with Registrant’s registration statement on Form N-1A on June 24, 2011 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase